Critical accounting judgements and key sources of estimation uncertainty (Details) - USD ($) $ in Millions	Dec. 31, 2024	Apr. 29, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 2.3	$ 2.3
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions		31.5
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions		$ 0.8